UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2012 (Unaudited)

DWS High Income Plus Fund
(Effective February 1, 2012 the Fund was renamed DWS Global High Income Fund)
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 93.9%
Consumer Discretionary 18.7%
AMC Entertainment, Inc.:
8.0%, 3/1/2014 (b)		938,000	935,655
8.75%, 6/1/2019		1,220,000	1,287,100
AMC Networks, Inc., 144A, 7.75%, 7/15/2021		160,000	175,800
American Achievement Corp., 144A, 10.875%, 4/15/2016		480,000	355,200
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		830,000	847,637
8.375%, 11/15/2020		835,000	888,231
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		975,000	1,026,187
9.625%, 3/15/2018		470,000	513,475
Beazer Homes U.S.A., Inc., 9.125%, 6/15/2018		245,000	195,388
Block Communications, Inc., 144A, 7.25%, 2/1/2020		720,000	732,600
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018 (b)		955,000	997,975
Cablevision Systems Corp.:
7.75%, 4/15/2018		115,000	122,763
8.0%, 4/15/2020		115,000	125,925
Caesar's Entertainment Operating Co., Inc.:
10.0%, 12/15/2018 (b)		815,000	629,588
11.25%, 6/1/2017		1,420,000	1,538,925
CCO Holdings LLC:
6.5%, 4/30/2021		2,075,000	2,158,000
6.625%, 1/31/2022		360,000	374,400
7.0%, 1/15/2019		220,000	233,750
7.25%, 10/30/2017		955,000	1,029,012
7.375%, 6/1/2020		105,000	113,400
7.875%, 4/30/2018		400,000	434,000
8.125%, 4/30/2020		270,000	298,688
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		2,840,000	3,024,600
CET 21 spol sro, 144A, 9.0%, 11/1/2017	EUR	1,000,000	1,268,808
Clear Channel Communications, Inc., 9.0%, 3/1/2021		255,000	221,850
Clear Channel Worldwide Holdings, Inc., Series A, 9.25%, 12/15/2017		165,000	181,088
Crown Media Holdings, Inc., 10.5%, 7/15/2019		525,000	559,125
Cumulus Media, Inc., 144A, 7.75%, 5/1/2019		245,000	229,688
DineEquity, Inc., 9.5%, 10/30/2018		1,145,000	1,248,050
DISH DBS Corp.:
6.75%, 6/1/2021		90,000	98,100
7.125%, 2/1/2016		785,000	861,537
7.875%, 9/1/2019		565,000	651,163
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		735,000	459
Ford Motor Co., 7.45%, 7/16/2031 (b)		1,775,000	2,187,687
Gannett Co., Inc., 9.375%, 11/15/2017		480,000	529,200
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		690,000	698,625
Hertz Corp., 6.75%, 4/15/2019		160,000	165,200
Hughes Satellite Systems Corp., 144A, 7.625%, 6/15/2021		415,000	437,825
Kabel BW GmbH, 144A, 7.5%, 3/15/2019		825,000	880,687
Kabel BW Musketeer GmbH, 144A, 9.5%, 3/15/2021	EUR	3,000,000	4,081,115
Lear Corp.:
7.875%, 3/15/2018		415,000	452,350
8.125%, 3/15/2020		420,000	468,825
Levi Strauss & Co., 7.625%, 5/15/2020 (b)		375,000	391,875
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		970,000	1,013,650
Mediacom LLC:
144A, 7.25%, 2/15/2022 (c)		205,000	206,794
9.125%, 8/15/2019		500,000	542,500
MGM Resorts International:
7.5%, 6/1/2016 (b)		370,000	370,925
7.625%, 1/15/2017		1,010,000	1,004,950
144A, 8.625%, 2/1/2019 (b)		1,595,000	1,658,800
9.0%, 3/15/2020		400,000	451,000
10.0%, 11/1/2016		415,000	452,350
Michaels Stores, Inc., 13.0%, 11/1/2016		265,000	282,861
National CineMedia LLC, 7.875%, 7/15/2021		445,000	446,669
Norcraft Companies LP, 10.5%, 12/15/2015		1,670,000	1,548,925
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		745,000	752,450
Penske Automotive Group, Inc., 7.75%, 12/15/2016		1,865,000	1,930,275
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		605,000	656,425
Regal Entertainment Group, 9.125%, 8/15/2018		330,000	361,350
Sabre Holdings Corp., 8.35%, 3/15/2016		555,000	428,738
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		410,000	430,500
144A, 7.804%, 10/1/2020		700,000	686,168
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		1,000,000	1,075,000
Standard Pacific Corp.:
8.375%, 5/15/2018		1,060,000	1,075,900
10.75%, 9/15/2016		790,000	878,875
Toys "R" Us, Inc., 7.375%, 10/15/2018		360,000	322,200
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		355,000	360,325
Travelport LLC:
5.152% **, 9/1/2014		520,000	258,700
9.0%, 3/1/2016 (b)		140,000	76,650
UCI International, Inc., 8.625%, 2/15/2019		220,000	222,475
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	1,525,000	2,119,449
Unitymedia Hessen GmbH & Co., KG:
144A, 8.125%, 12/1/2017		2,075,000	2,241,000
144A, 8.125%, 12/1/2017	EUR	390,000	540,748
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		105,000	104,475
144A, 7.875%, 11/1/2020		250,000	260,000
144A, 8.5%, 5/15/2021		270,000	261,900
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	2,725,000	3,510,969
144A, 9.75%, 4/15/2018	EUR	1,165,000	1,592,452
Visant Corp., 10.0%, 10/1/2017		845,000	766,837
Visteon Corp., 6.75%, 4/15/2019		795,000	785,062
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		605,000	645,838

			63,975,741
Consumer Staples 3.7%
Alliance One International, Inc., 10.0%, 7/15/2016		270,000	262,575
American Rock Salt Co., LLC, 144A, 8.25%, 5/1/2018		620,000	554,900
B&G Foods, Inc., 7.625%, 1/15/2018		390,000	419,737
Central Garden & Pet Co., 8.25%, 3/1/2018		385,000	387,888
Darling International, Inc., 8.5%, 12/15/2018		845,000	946,400
Del Monte Corp., 7.625%, 2/15/2019		760,000	747,650
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		905,000	852,962
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		305,000	307,288
Michael Foods, Inc., 9.75%, 7/15/2018		760,000	822,700
NBTY, Inc., 9.0%, 10/1/2018		255,000	281,775
Post Holdings, Inc., 144A, 7.375%, 2/15/2022 (c)		415,000	429,525
Rite Aid Corp.:
7.5%, 3/1/2017		50,000	51,000
8.0%, 8/15/2020		805,000	893,550
10.25%, 10/15/2019 (b)		425,000	478,656
Smithfield Foods, Inc., 7.75%, 7/1/2017		2,370,000	2,681,062
Stater Bros. Holdings, Inc., 7.375%, 11/15/2018 (b)		330,000	353,925
SUPERVALU, Inc., 8.0%, 5/1/2016 (b)		350,000	364,000
Tops Holding Corp., 10.125%, 10/15/2015		610,000	655,750
TreeHouse Foods, Inc., 7.75%, 3/1/2018		255,000	274,763
U.S. Foodservice, 144A, 8.5%, 6/30/2019		740,000	735,375

			12,501,481
Energy 10.1%
Alpha Natural Resources, Inc., 6.0%, 6/1/2019 (b)		620,000	615,350
Arch Coal, Inc.:
144A, 7.0%, 6/15/2019 (b)		205,000	205,513
7.25%, 10/1/2020		200,000	201,000
144A, 7.25%, 6/15/2021		330,000	331,650
Atwood Oceanics, Inc., 6.5%, 2/1/2020		205,000	212,175
Berry Petroleum Co., 6.75%, 11/1/2020		210,000	218,400
Bill Barrett Corp.:
7.625%, 10/1/2019		105,000	106,838
9.875%, 7/15/2016		500,000	547,500
BreitBurn Energy Partners LP:
144A, 7.875%, 4/15/2022		245,000	245,000
8.625%, 10/15/2020		550,000	580,250
Bristow Group, Inc., 7.5%, 9/15/2017		785,000	816,400
Chaparral Energy, Inc.:
8.25%, 9/1/2021		750,000	785,625
8.875%, 2/1/2017		480,000	500,400
Chesapeake Energy Corp.:
6.125%, 2/15/2021 (b)		400,000	394,000
6.875%, 11/15/2020 (b)		580,000	594,500
Chesapeake Midstream Partners LP, 144A, 6.125%, 7/15/2022		610,000	620,675
Chesapeake Oilfield Operating LLC, 144A, 6.625%, 11/15/2019		265,000	266,325
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		1,050,000	1,178,625
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		240,000	259,200
8.5%, 12/15/2019		245,000	267,663
CONSOL Energy, Inc.:
144A, 6.375%, 3/1/2021		160,000	158,000
8.0%, 4/1/2017		1,175,000	1,269,000
8.25%, 4/1/2020		630,000	682,762
Continental Resources, Inc.:
7.125%, 4/1/2021		320,000	353,600
8.25%, 10/1/2019		180,000	200,700
Crestwood Midstream Partners LP, 144A, 7.75%, 4/1/2019		1,690,000	1,702,675
Crosstex Energy LP, 8.875%, 2/15/2018		595,000	645,575
Dresser-Rand Group, Inc., 144A, 6.5%, 5/1/2021		750,000	774,375
Eagle Rock Energy Partners LP, 144A, 8.375%, 6/1/2019		965,000	984,300
Energy Transfer Equity LP, 7.5%, 10/15/2020		390,000	430,950
Forest Oil Corp., 7.25%, 6/15/2019		165,000	165,000
Frontier Oil Corp., 6.875%, 11/15/2018		115,000	117,875
Genesis Energy LP, 7.875%, 12/15/2018		420,000	430,500
Global Geophysical Services, Inc., 10.5%, 5/1/2017		1,340,000	1,252,900
Harvest Operations Corp., 144A, 6.875%, 10/1/2017		255,000	269,025
Holly Energy Partners LP, 8.25%, 3/15/2018		590,000	625,400
Kodiak Oil & Gas Corp., 144A, 8.125%, 12/1/2019		305,000	323,300
Linn Energy LLC:
144A, 6.5%, 5/15/2019		530,000	535,300
7.75%, 2/1/2021		640,000	689,600
MEG Energy Corp., 144A, 6.5%, 3/15/2021		425,000	444,125
Murray Energy Corp., 144A, 10.25%, 10/15/2015		785,000	792,850
Newfield Exploration Co., 7.125%, 5/15/2018		495,000	522,225
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		305,000	308,050
7.25%, 2/1/2019		800,000	840,000
Offshore Group Investments Ltd., 11.5%, 8/1/2015		555,000	614,662
Peabody Energy Corp.:
144A, 6.0%, 11/15/2018		255,000	262,650
144A, 6.25%, 11/15/2021		295,000	303,850
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017		1,590,000	1,260,075
Plains Exploration & Production Co.:
6.75%, 2/1/2022		800,000	870,000
7.625%, 6/1/2018		585,000	625,950
Quicksilver Resources, Inc., 11.75%, 1/1/2016		915,000	976,762
Range Resources Corp., 6.75%, 8/1/2020		190,000	208,050
Sabine Pass LNG LP, 7.5%, 11/30/2016		140,000	145,950
SandRidge Energy, Inc.:
7.5%, 3/15/2021		1,085,000	1,101,275
144A, 8.0%, 6/1/2018		445,000	460,575
SESI LLC, 6.375%, 5/1/2019		425,000	440,938
Stone Energy Corp.:
6.75%, 12/15/2014		1,125,000	1,116,562
8.625%, 2/1/2017		180,000	184,950
SunCoke Energy, Inc., 7.625%, 8/1/2019		320,000	323,200
Swift Energy Co., 144A, 7.875%, 3/1/2022		790,000	784,075
Venoco, Inc., 8.875%, 2/15/2019		1,060,000	911,600
Xinergy Corp., 144A, 9.25%, 5/15/2019		605,000	490,050

			34,546,350
Financials 18.7%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		1,415,000	1,379,625
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		865,000	743,900
Ally Financial, Inc.:
6.25%, 12/1/2017		1,015,000	1,045,450
8.0%, 3/15/2020		670,000	737,000
8.0%, 11/1/2031		670,000	711,038
Alrosa Finance SA:
144A, 7.75%, 11/3/2020		2,000,000	2,067,500
144A, 8.875%, 11/17/2014		640,000	700,800
AmeriGas Finance LLC:
6.75%, 5/20/2020		205,000	205,000
7.0%, 5/20/2022		205,000	205,513
Antero Resources Finance Corp.:
144A, 7.25%, 8/1/2019		535,000	556,400
9.375%, 12/1/2017		735,000	806,662
Ardagh Packaging Finance PLC:
144A, 7.375%, 10/15/2017		200,000	209,000
144A, 9.125%, 10/15/2020		1,495,000	1,509,950
Ashton Woods U.S.A. LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		917,800	738,829
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		994,400	1,024,232
Codere Finance Luxembourg SA, 144A, 8.25%, 6/15/2015	EUR	2,000,000	2,603,019
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		725,000	795,688
E*TRADE Financial Corp.:
6.75%, 6/1/2016		1,035,000	1,029,825
12.5%, 11/30/2017		1,428,000	1,652,910
Felcor Lodging LP, (REIT), 6.75%, 6/1/2019		15,000	14,606
Ford Motor Credit Co., LLC, 6.625%, 8/15/2017 (b)		640,000	716,003
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		415,000	425,894
144A, 5.875%, 1/31/2022		360,000	368,100
Fresenius U.S. Finance II, Inc., 144A, 9.0%, 7/15/2015		345,000	388,988
Greif Luxembourg Finance SCA, 144A, 7.375%, 7/15/2021	EUR	5,000,000	6,458,495
Hellas Telecommunications Finance SCA, 144A, 8.985% **, 7/15/2015 (PIK) *	EUR	513,190	403
Hexion U.S. Finance Corp., 8.875%, 2/1/2018		4,475,000	4,463,812
International Lease Finance Corp.:
5.75%, 5/15/2016		195,000	192,247
6.25%, 5/15/2019		485,000	475,262
8.625%, 9/15/2015		415,000	447,681
8.75%, 3/15/2017		1,480,000	1,620,600
JBS Finance II Ltd., 144A, 8.25%, 1/29/2018		1,165,000	1,135,875
Level 3 Financing, Inc.:
144A, 8.125%, 7/1/2019		1,225,000	1,234,187
144A, 8.625%, 7/15/2020		610,000	625,250
MPT Operating Partnership LP, (REIT), 6.875%, 5/1/2021		525,000	544,688
Nara Cable Funding Ltd., 144A, 8.875%, 12/1/2018 (c)		995,000	945,250
National Money Mart Co., 10.375%, 12/15/2016		1,320,000	1,445,400
Nielsen Finance LLC, 11.5%, 5/1/2016		166,000	190,485
NII Capital Corp., 7.625%, 4/1/2021		3,730,000	3,823,250
Nuveen Investments, Inc.:
10.5%, 11/15/2015		1,150,000	1,198,875
144A, 10.5%, 11/15/2015		960,000	991,200
Pinnacle Foods Finance LLC, 8.25%, 9/1/2017		760,000	813,200
Reynolds Group Issuer, Inc.:
144A, 6.875%, 2/15/2021		1,000,000	1,042,500
144A, 7.125%, 4/15/2019		885,000	929,250
144A, 8.25%, 2/15/2021		410,000	388,475
144A, 8.75%, 10/15/2016		910,000	969,150
144A, 9.0%, 4/15/2019		500,000	497,500
144A, 9.25%, 5/15/2018		800,000	798,000
Sable International Finance Ltd., 144A, 8.75%, 2/1/2020		1,995,000	2,069,812
Susser Holdings LLC, 8.5%, 5/15/2016		305,000	330,925
Telenet Finance III Luxembourg SCA, 144A, 6.625%, 2/15/2021	EUR	1,000,000	1,281,889
Telenet Finance Luxembourg SCA, 144A, 6.375%, 11/15/2020	EUR	1,000,000	1,275,348
Tomkins LLC, 9.0%, 10/1/2018		378,000	418,635
Toys "R" Us Property Co. I, LLC, 10.75%, 7/15/2017		640,000	712,000
TVN Finance Corp. III AB, 144A, 7.875%, 11/15/2018	EUR	1,000,000	1,223,026
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		335,000	341,700
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		405,000	423,225
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		2,885,000	3,260,050
Wind Acquisition Finance SA, 144A, 7.25%, 2/15/2018		770,000	746,900

			63,950,477
Health Care 2.7%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		430,000	431,075
HCA Holdings, Inc., 7.75%, 5/15/2021 (b)		1,100,000	1,152,250
HCA, Inc.:
6.5%, 2/15/2020		2,135,000	2,263,100
7.5%, 2/15/2022 (b)		1,600,000	1,712,000
Mylan, Inc., 144A, 7.875%, 7/15/2020		175,000	194,250
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		595,000	618,800
STHI Holding Corp., 144A, 8.0%, 3/15/2018		625,000	663,281
Tenet Healthcare Corp., 144A, 6.25%, 11/1/2018		1,215,000	1,272,712
Warner Chilcott Co., LLC, 7.75%, 9/15/2018		765,000	808,988

			9,116,456
Industrials 7.8%
Accuride Corp., 9.5%, 8/1/2018		730,000	751,900
Actuant Corp., 6.875%, 6/15/2017		450,000	468,000
Aguila 3 SA, 144A, 7.875%, 1/31/2018		570,000	579,263
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		1,110,000	926,850
B-Corp Merger Sub, Inc., 144A, 8.25%, 6/1/2019		605,000	605,000
Belden, Inc.:
7.0%, 3/15/2017		585,000	599,625
9.25%, 6/15/2019		545,000	583,150
Boart Longyear Management Pty Ltd., 144A, 7.0%, 4/1/2021		350,000	365,750
Briggs & Stratton Corp., 6.875%, 12/15/2020		370,000	381,100
Casella Waste Systems, Inc., 7.75%, 2/15/2019		1,115,000	1,115,000
Cenveo Corp.:
8.875%, 2/1/2018		1,110,000	987,900
144A, 10.5%, 8/15/2016		125,000	106,250
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		935,000	918,637
Congoleum Corp., 9.0%, 12/31/2017 (PIK)		436,350	253,083
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		143,000	152,295
Deluxe Corp., 144A, 7.0%, 3/15/2019		320,000	315,200
Ducommun, Inc., 144A, 9.75%, 7/15/2018		615,000	628,838
DynCorp International, Inc., 10.375%, 7/1/2017		885,000	781,012
Florida East Coast Railway Corp., 8.125%, 2/1/2017		410,000	410,000
FTI Consulting, Inc., 6.75%, 10/1/2020		360,000	382,500
Garda World Security Corp., 144A, 9.75%, 3/15/2017		670,000	698,475
H&E Equipment Services, Inc., 8.375%, 7/15/2016		1,120,000	1,153,600
Heckler & Koch GmbH, 144A, 9.5%, 5/15/2018	EUR	675,000	600,395
Huntington Ingalls Industries, Inc.:
144A, 6.875%, 3/15/2018		320,000	331,200
144A, 7.125%, 3/15/2021		105,000	109,725
Interline Brands, Inc., 7.0%, 11/15/2018		535,000	561,750
Kansas City Southern de Mexico SA de CV, 8.0%, 2/1/2018		460,000	511,175
Meritor, Inc.:
8.125%, 9/15/2015		560,000	539,700
10.625%, 3/15/2018		630,000	631,575
Navios Maritime Holdings, Inc.:
8.125%, 2/15/2019		1,395,000	1,098,562
8.875%, 11/1/2017		350,000	346,500
Navios South American Logistics, Inc., 144A, 9.25%, 4/15/2019		540,000	442,800
Nortek, Inc., 144A, 8.5%, 4/15/2021		1,305,000	1,239,750
Oshkosh Corp.:
8.25%, 3/1/2017		130,000	137,800
8.5%, 3/1/2020		255,000	270,300
Ply Gem Industries, Inc., 13.125%, 7/15/2014 (b)		980,000	926,100
RBS Global, Inc. & Rexnord Corp.:
8.5%, 5/1/2018		885,000	940,312
11.75%, 8/1/2016 (b)		195,000	206,213
Rearden G Holdings EINS GmbH, 144A, 7.875%, 3/30/2020		240,000	243,600
Sitel LLC, 11.5%, 4/1/2018		995,000	726,350
Spirit AeroSystems, Inc., 6.75%, 12/15/2020		400,000	435,000
Titan International, Inc., 7.875%, 10/1/2017		1,720,000	1,816,750
TransDigm, Inc., 7.75%, 12/15/2018		680,000	744,600
Triumph Group, Inc., 8.0%, 11/15/2017		120,000	130,200
Tutor Perini Corp., 7.625%, 11/1/2018		595,000	578,638

			26,732,423
Information Technology 3.5%
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		385,000	333,025
Amkor Technology, Inc.:
6.625%, 6/1/2021		90,000	91,350
7.375%, 5/1/2018 (b)		430,000	461,712
Aspect Software, Inc., 10.625%, 5/15/2017		630,000	664,650
Avaya, Inc., 144A, 7.0%, 4/1/2019		1,515,000	1,477,125
CDW LLC:
8.5%, 4/1/2019		1,090,000	1,144,500
11.0%, 10/12/2015		94,000	98,700
CommScope, Inc., 144A, 8.25%, 1/15/2019		875,000	910,000
eAccess Ltd., 144A, 8.25%, 4/1/2018		610,000	579,500
Equinix, Inc.:
7.0%, 7/15/2021		420,000	455,700
8.125%, 3/1/2018		1,510,000	1,676,100
Fidelity National Information Services, Inc.:
7.625%, 7/15/2017		180,000	197,100
144A, 7.625%, 7/15/2017		105,000	114,450
First Data Corp.:
144A, 7.375%, 6/15/2019		315,000	314,213
144A, 8.875%, 8/15/2020		885,000	942,525
Jabil Circuit, Inc., 7.75%, 7/15/2016		235,000	267,313
MasTec, Inc., 7.625%, 2/1/2017		805,000	839,212
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019		440,000	446,600
Seagate HDD Cayman, 144A, 7.0%, 11/1/2021		525,000	561,750
Sensata Technologies BV, 144A, 6.5%, 5/15/2019		520,000	530,400

			12,105,925
Materials 14.1%
Aleris International, Inc., 7.625%, 2/15/2018		410,000	415,125
APERAM:
144A, 7.375%, 4/1/2016		400,000	350,000
144A, 7.75%, 4/1/2018		475,000	406,125
Appleton Papers, Inc., 11.25%, 12/15/2015		328,000	295,200
Berry Plastics Corp.:
9.5%, 5/15/2018		670,000	696,800
9.75%, 1/15/2021		835,000	872,575
Beverage Packaging Holdings Luxembourg II SA, 144A, 8.0%, 12/15/2016	EUR	1,175,000	1,367,893
Boise Paper Holdings LLC, 8.0%, 4/1/2020		305,000	326,350
BWAY Parent Co., Inc., 10.125%, 11/1/2015 (PIK)		462,018	462,018
China Lumena New Materials Corp., 144A, 12.0%, 10/27/2014		1,865,000	1,659,850
Clearwater Paper Corp., 7.125%, 11/1/2018		715,000	756,113
Compass Minerals International, Inc., 8.0%, 6/1/2019		670,000	733,650
Crown European Holdings SA, 144A, 7.125%, 8/15/2018	EUR	2,000,000	2,746,904
CSN Resources SA, 144A, 6.5%, 7/21/2020		4,450,000	4,708,100
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		2,535,000	2,522,325
Exopack Holding Corp., 10.0%, 6/1/2018		415,000	435,750
FMG Resources (August 2006) Pty Ltd.:
144A, 7.0%, 11/1/2015		250,000	258,125
144A, 8.25%, 11/1/2019		1,045,000	1,120,762
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		1,281,636	1,173,338
10.0%, 3/31/2015		1,260,800	1,238,106
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		130,000	141,700
9.5%, 6/15/2017		1,315,000	1,449,787
Greif, Inc., 7.75%, 8/1/2019		190,000	209,950
Huntsman International LLC:
8.625%, 3/15/2020 (b)		630,000	691,425
8.625%, 3/15/2021 (b)		255,000	279,863
Ineos Finance PLC, 144A, 9.0%, 5/15/2015		190,000	196,175
JMC Steel Group, 144A, 8.25%, 3/15/2018		620,000	635,500
Koppers, Inc., 7.875%, 12/1/2019		725,000	764,875
Longview Fibre Paper & Packaging, Inc., 144A, 8.0%, 6/1/2016		610,000	638,213
Momentive Performance Materials, Inc.:
9.0%, 1/15/2021		385,000	348,425
9.5%, 1/15/2021	EUR	705,000	767,711
NewMarket Corp., 7.125%, 12/15/2016		1,390,000	1,431,700
Novelis, Inc.:
8.375%, 12/15/2017		1,585,000	1,739,537
8.75%, 12/15/2020		855,000	955,462
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	5,235,000	7,035,950
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		960,000	1,004,400
Polymer Group, Inc., 7.75%, 2/1/2019		545,000	576,338
Quadra FNX Mining Ltd., 144A, 7.75%, 6/15/2019		1,125,000	1,282,500
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		510,000	529,125
Sealed Air Corp.:
144A, 8.125%, 9/15/2019		290,000	321,175
144A, 8.375%, 9/15/2021		290,000	326,250
United States Steel Corp., 7.375%, 4/1/2020 (b)		850,000	862,750
Verso Paper Holdings LLC, 8.75%, 2/1/2019 (b)		240,000	133,200
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		1,575,000	1,610,437
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022 (c)		1,595,000	1,607,361
Wolverine Tube, Inc., 6.0%, 6/28/2014		202,221	182,585

			48,267,503
Telecommunication Services 11.4%
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		1,820,000	1,872,325
8.375%, 10/15/2020		1,875,000	1,921,875
8.75%, 3/15/2018		695,000	668,938
CPI International, Inc., 8.0%, 2/15/2018		475,000	408,500
Cricket Communications, Inc.:
7.75%, 10/15/2020 (b)		3,270,000	3,114,675
10.0%, 7/15/2015		465,000	478,950
Digicel Group Ltd.:
144A, 8.875%, 1/15/2015		1,500,000	1,511,250
144A, 10.5%, 4/15/2018		890,000	936,725
Digicel Ltd., 144A, 8.25%, 9/1/2017		4,340,000	4,557,000
ERC Ireland Preferred Equity Ltd., 144A, 8.462% **, 2/15/2017 (PIK)	EUR	888,175	1,452
Frontier Communications Corp.:
7.875%, 4/15/2015		115,000	118,738
8.25%, 4/15/2017		705,000	710,287
8.5%, 4/15/2020		940,000	930,600
8.75%, 4/15/2022		300,000	297,000
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		1,275,000	1,330,781
144A, 7.5%, 4/1/2021 (b)		1,590,000	1,669,500
8.5%, 11/1/2019		1,045,000	1,131,212
Intelsat Luxembourg SA:
11.25%, 2/4/2017		1,205,000	1,217,050
11.5%, 2/4/2017 (PIK)		3,135,000	3,150,675
144A, 11.5%, 2/4/2017 (PIK)		820,000	824,100
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		1,105,000	1,096,712
7.875%, 9/1/2018		760,000	801,800
Pacnet Ltd., 144A, 9.25%, 11/9/2015		410,000	375,150
Sprint Nextel Corp.:
8.375%, 8/15/2017		620,000	576,600
144A, 9.0%, 11/15/2018		2,870,000	3,092,425
Syniverse Holdings, Inc., 9.125%, 1/15/2019		245,000	263,988
Telesat Canada, 11.0%, 11/1/2015		2,515,000	2,691,050
West Corp.:
7.875%, 1/15/2019		515,000	539,463
8.625%, 10/1/2018		135,000	141,750
Windstream Corp.:
7.0%, 3/15/2019		690,000	712,425
7.5%, 4/1/2023		605,000	626,175
7.75%, 10/15/2020		325,000	351,000
8.125%, 9/1/2018		605,000	659,450

			38,779,621
Utilities 3.2%
AES Corp.:
8.0%, 10/15/2017		595,000	667,887
8.0%, 6/1/2020		855,000	970,425
Calpine Corp., 144A, 7.5%, 2/15/2021		885,000	942,525
Edison Mission Energy, 7.0%, 5/15/2017		2,975,000	1,725,500
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		2,025,000	911,250
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020		245,000	263,987
Eskom Holdings SOC Ltd., 144A, 5.75%, 1/26/2021		3,000,000	3,135,000
Ferrellgas LP, 6.5%, 5/1/2021		220,000	190,300
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		535,000	583,150
NRG Energy, Inc.:
7.375%, 1/15/2017 (b)		70,000	72,363
7.625%, 1/15/2018		360,000	352,800
8.25%, 9/1/2020		405,000	398,925
Texas Competitive Electric Holdings Co., LLC:
Series A, 10.25%, 11/1/2015 (b)		505,000	150,238
144A, 11.5%, 10/1/2020		645,000	486,975

			10,851,325

Total Corporate Bonds (Cost $317,603,213)			320,827,302
Government & Agency Obligation 0.9%
Sovereign Bonds
United Mexican States, 3.625%, 3/15/2022 (Cost $3,030,000)		3,000,000	3,025,500
Loan Participations and Assignments 1.7%
Senior Loans ** 0.7%
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		700,000	0
Buffets, Inc., Letter of Credit, First Lien, 13.5%, 4/22/2015		135,535	56,586
Charter Communications Operating LLC, Term Loan B-2, 7.25%, 3/6/2014		52,580	52,773
Clear Channel Communication, Inc., Term Loan B, 3.92%, 1/28/2016		485,068	390,664
Roundy's Supermarkets, Inc., Second Lien Term Loan, 10.0%, 4/18/2016		620,000	623,875
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014 *		1,665,875	1,078,038

			2,201,936
Sovereign Loans 1.0%
Gazprom OAO, 144A, 4.95%, 5/23/2016		1,580,000	1,617,525
Sberbank of Russia, 144A, 6.125%, 2/7/2022 (c)		1,000,000	996,270
Vimpel Communications, 144A, 6.493%, 2/2/2016		870,000	863,475

			3,477,270

Total Loan Participations and Assignments (Cost $6,704,248)			5,679,206
Convertible Bonds 0.4%
Consumer Discretionary
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		665,000	1,027,425
MGM Resorts International, 4.25%, 4/15/2015		95,000	100,462
Sonic Automotive, Inc., 5.0%, 10/1/2029		280,000	384,300

Total Convertible Bonds (Cost $1,040,469)			1,512,187
Preferred Security 0.3%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $747,174)		1,279,000	1,000,818

	Units	Value ($)

Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (Cost $43,000)	43	39,663

	Shares	Value ($)

Common Stocks 0.2%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	24,283	12,142
Postmedia Network Canada Corp.*	14,367	85,253
Trump Entertainment Resorts, Inc.*	72	59
Vertis Holdings, Inc.*	839	461

		97,915
Energy 0.1%
Navios Maritime Acquisition Corp.	80,497	242,296
Industrials 0.0%
Congoleum Corp.*	23,760	0
Materials 0.1%
GEO Specialty Chemicals, Inc.*	18,710	0
GEO Specialty Chemicals, Inc. 144A*	1,703	0
Wolverine Tube, Inc.*	8,966	224,150

		224,150

Total Common Stocks (Cost $934,651)		564,361
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	1,593	271
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	1,219	18,958

Total Warrants (Cost $239,283)		19,229
Securities Lending Collateral 7.4%
Daily Assets Fund Institutional, 0.24% (d) (e) (Cost $25,433,551)	25,433,551	25,433,551

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $355,775,589) †	104.8	358,101,817
Other Assets and Liabilities, Net (b)	(4.8)	(16,542,376)

Net Assets	100.0	341,559,441

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	700,000	USD	708,969	0
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	735,000	USD	737,588	459
Hellas Telecommunications Finance SCA*	8.985%	7/15/2015	513,190	EUR	146,073	403
Tribune Co.*	LIBOR plus 3.0%	6/4/2014	1,665,875	USD	1,348,928	1,078,038
					2,941,558	1,078,900

*	Non-income producing security. In the case of a bond or senior loan, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2012.

†
The cost for federal income tax purposes was $359,503,148.  At January 31, 2012, net unrealized depreciation for all securities based on tax cost was $1,401,331.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $13,425,750 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $14,827,081.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan amounting to $21,544,436. In addition, included in other assets and liabilities, net is a pending sale, amounting to $2,890,039 that is also on loan. The value of all securities loaned at January 31, 2012 amounted to $24,434,475 which is 7.2% of net assets.

(c)	When-issued security.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London InterBank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principle.
REIT: Real Estate Investment Trust

At January 31, 2012, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (f)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (g)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ Depreciation ($)

6/21/2010 9/20/2013	2,320,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	146,494	(71,200)	217,694
6/21/2010 9/20/2013	720,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	45,463	8,825	36,638
6/21/2010 9/20/2015	325,0003	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	28,927	(30,875)	59,802
6/21/2010 9/20/2015	600,0004	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	53,403	(51,850)	105,253
6/21/2010 9/20/2015	200,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	17,801	(13,791)	31,592
6/21/2010 9/20/2015	1,020,0005	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	90,785	(18,183)	108,968
6/20/2011 9/20/2016	890,0006	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B+	(18,484)	30,755	(49,239)
09/20/2011 12/20/2016	300,0001	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B+	(8,272)	(5,724)	(2,548)
09/20/2011 12/20/2016	450,0006	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B+	(12,408)	(8,586)	(3,822)
9/20/2011 12/20/2016	1,500,0006	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	127,526	65,700	61,826
Total net unrealized appreciation					566,164

(f)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(g)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.

Counterparties:
1	The Goldman Sachs & Co.
2	Citibank, Inc.
3	JPMorgan Chase Securities, Inc.
4	Credit Suisse
5	Bank of America
6	Barclays Bank PLC

As of January 31, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	29,592,200	USD	38,574,440	2/27/2012	(135,490)	JPMorgan Chase Securities, Inc.

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(h)
Corporate Bonds	$—	$317,980,190	$2,847,112	$320,827,302
Government & Agency Obligation	—	3,025,500	—	3,025,500
Loan Participations and Assignments	—	5,679,206	0	5,679,206
Convertible Bonds	—	1,512,187	—	1,512,187
Preferred Security	—	1,000,818	—	1,000,818
Other Investments	—	—	39,663	39,663
Common Stocks(h)	339,691	—	224,670	564,361
Warrants(h)	—	—	19,229	19,229
Short-Term Investments	25,433,551	—	—	25,433,551
Derivatives(i)	—	621,773	—	621,773
Total	$25,773,242	$329,819,674	$3,130,674	$358,723,590
Liabilities
Derivatives(i)	$—	$(191,099)	$—	$(191,099)
Total	$—	$(191,099)	$—	$(191,099)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended January 31, 2012.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Loan Participations and Assignments	Other Investments	Common Stocks	Warrants	Total
Balance as of October 31, 2011	$2,781,770	$0	$43,000	$257,699	$5,439	$3,087,908
Realized gain (loss)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	36,850	156	(3,337)	(33,029)	13,790	14,430
Amortization premium/discount	5,744	(156)	—	—		5,588
Purchases	22,748	—	—	—	—	22,748
(Sales)	—	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—
Transfers (out) of Level 3	—	—	—	—	—	—
Balance as of January 31, 2012	$2,847,112	$0	$39,663	$224,670	$19,229	$3,130,674
Net change in unrealized appreciation (depreciation) from investments still held at January 31, 2012	$36,850	$156	$(3,337)	$(33,029)	$13,790	$14,430

Transfers between price levels are recognized at the beginning of the reporting period.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$566,164	$—
Foreign Exchange Contracts	—	$(135,490)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global High Income Fund (formerly DWS High Income Plus Fund), a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 21, 2012